Average Annual Total Returns - Fidelity500IndexFund-PRO - Fidelity500IndexFund-PRO - Fidelity 500 Index Fund	Apr. 29, 2023
Fidelity 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.13%)
Past 5 years	9.41%
Past 10 years	12.55%
Fidelity 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.46%)
Past 5 years	8.90%
Past 10 years	11.97%
Fidelity 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.50%)
Past 5 years	7.38%
Past 10 years	10.34%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%